Shareholder Report, Holdings (Details) - C000261746	Sep. 30, 2025
MSCI EMGMKT DEC258875018
Holdings [Line Items]
Percent of Total Investments	0.40%
S&P500 EMINI FUT DEC258875015
Holdings [Line Items]
Percent of Total Investments	0.20%
NASDAQ 100 E-MINI DEC258875020
Holdings [Line Items]
Percent of Total Investments	0.10%
JPN YEN CURR FUT DEC258875017
Holdings [Line Items]
Percent of Total Investments	0.10%
E-MINI RUSS 2000 DEC258875021
Holdings [Line Items]
Percent of Total Investments	0.00%
C$ CURRENCY FUT DEC258875012
Holdings [Line Items]
Percent of Total Investments	0.00%
US 10YR NOTE (CBT)DEC258875023
Holdings [Line Items]
Percent of Total Investments	0.00%
MSCI EAFE DEC258875019
Holdings [Line Items]
Percent of Total Investments	0.00%
DOLLAR INDEX DEC258875013
Holdings [Line Items]
Percent of Total Investments	0.00%
EURO FX CURR FUT DEC258875014
Holdings [Line Items]
Percent of Total Investments	0.00%
Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.60%